36. Financial instruments and risk management (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Total assets	R$ 2,579,588	R$ 704,839
Financial assets at fair value	2,579,588	704,839
Derivative financial instruments	340,660	46,511
Other derivatives	161,429
Marketable securities	2,077,499	658,328
Total liabilities	36,166	4,405
Financial liabilities at fair value through profit or loss	36,166	4,405
Derivatives used for hedging	36,166	4,405
Level 1 [member]
Disclosure of fair value measurement of assets [line items]
Total assets	2,077,499	658,328
Financial assets at fair value	2,077,499	658,328
Derivative financial instruments
Other derivatives
Marketable securities	2,077,499	658,328
Total liabilities
Financial liabilities at fair value through profit or loss
Derivatives used for hedging
Level 2 [member]
Disclosure of fair value measurement of assets [line items]
Total assets	502,089	46,511
Financial assets at fair value	502,089	46,511
Derivative financial instruments	340,660	46,511
Other derivatives	161,429
Marketable securities
Total liabilities	36,166	4,405
Financial liabilities at fair value through profit or loss	36,166	4,405
Derivatives used for hedging	R$ 36,166	R$ 4,405